Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Redeemable Convertible Preferred Stock [Member]
Beginning balance at Dec. 31, 2012	$ (106,687)	$ 1		$ 889	$ 4	$ (107,581)	$ 111,848
Beginning balance, shares at Dec. 31, 2012		1,290,238					56,047,067
Accretion of redeemable convertible preferred stock to redemption value	(396)			(396)			$ 396
Exercise of stock options	32			32
Exercise of stock options, shares		8,062
Unrealized gain (loss) on short-term investments	0
Stock-based compensation expense	1,003			1,003
Net income (loss)	(6,056)					(6,056)
Ending balance at Dec. 31, 2013	(112,104)	$ 1		1,528	4	(113,637)	$ 112,244
Ending balance, shares at Dec. 31, 2013		1,298,000					56,047,000
Accretion of redeemable convertible preferred stock to redemption value	(55)			(55)			$ 55
Proceeds from IPO, net of underwriting discounts and offering expenses	83,119	$ 7		83,112
Proceeds from IPO, net of underwriting discounts and offering expenses, shares		6,649,690
Conversion of preferred stock into common stock	112,299	$ 10		112,289			$ (112,299)
Conversion of preferred stock into common stock, shares		9,920,000					(56,047,000)
Reclassification of warrant	581			581	0	0
Reclassification of warrant, shares		0					0
Exercise of stock options	1,009			1,009
Exercise of stock options, shares		366,257
Unrealized gain (loss) on short-term investments	(18)				(18)
Stock-based compensation expense	1,693			1,693
Net income (loss)	(31,699)					(31,699)
Ending balance at Dec. 31, 2014	54,825	$ 18		200,157	(14)	(145,336)
Ending balance, shares at Dec. 31, 2014		18,234,000
Proceeds from IPO, net of underwriting discounts and offering expenses	46,685	$ 3		46,682
Proceeds from IPO, net of underwriting discounts and offering expenses, shares		3,300,000
Exercise of stock options	1,844	$ 1		1,843
Exercise of stock options, shares		632,735	1,637
Unrealized gain (loss) on short-term investments	(4)				(4)
Stock-based compensation expense	2,981			2,981
Income tax benefit from option exercises	130			130
Net income (loss)	24,174					24,174
Ending balance at Dec. 31, 2015	$ 130,635	$ 22		$ 251,793	$ (18)	$ (121,162)
Ending balance, shares at Dec. 31, 2015		22,167,000	2,000